Result And Remuneration To Shareholders - Schedule of Other revenue (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gains arising from the sale of PP&E (note 33a)		R$ 40		R$ 43
Gain on financial instruments – Swap	[1]			147
Bargain purchase		12
Gain from remeasurement of previous participation (note 9)		62
Adjustment to fair value of the previous shareholding interest						9
Periodic Tariff Review, net				1,521
Total		174	[2]	3,195	[2]	327
C E M I G Sim [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Bargain purchase		12		14
Alianca Geracao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on financial instruments – Swap				1,617
Baguari Energia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on financial instruments – Swap						261
Retiro Baixo [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on financial instruments – Swap						27
M E S A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on financial instruments – Swap						30
UFVs Cemig Sim [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on financial instruments – Swap		R$ 60

[1]	In December 2024, CEMIG GT settled the Eurobonds together with the related hedging derivative financial instrument.
[2]

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.